AST BOND PORTFOLIO 2034
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Long-Term Investment — 89.5%
Affiliated Mutual Fund
AST Target Maturity Central Portfolio* (cost $4,524,834)	473,309	$4,647,895

Short-Term Investment — 5.8%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $298,691)	298,691	298,691

TOTAL INVESTMENTS—95.3% (cost $4,823,525)(wd)		4,946,586

Other assets in excess of liabilities(z) — 4.7%		245,515

Net Assets — 100.0%		$5,192,101

*	Non-income producing security.
(wd)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
41	10 Year U.S. Ultra Treasury Notes	Jun. 2023	$4,966,766	$142,639
12	20 Year U.S. Treasury Bonds	Jun. 2023	1,573,875	59,103
				201,742
Short Positions:
5	2 Year U.S. Treasury Notes	Jun. 2023	1,032,266	(12,120)
18	5 Year U.S. Treasury Notes	Jun. 2023	1,971,141	(40,064)
12	10 Year U.S. Treasury Notes	Jun. 2023	1,379,063	(33,519)
4	30 Year U.S. Ultra Treasury Bonds	Jun. 2023	564,500	(17,576)
				(103,279)
				$98,463
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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